Adjustments for non-cash items (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Adjustments for non-cash items
Depreciation	kr 4,508	kr 4,757		kr 5,410
Warrant compensation expenses	17,468	20,156		22,727
Income tax receipt	0	(5,500)		(5,500)
Income tax expense	43,774	0		0
Financial income	0	(2,048)		(592)
Financial expenses	19,736	25,610		40,781
Non paid royalty expenses regarding sale of future royalties and milestones	6,575	0		0
Exchange rate adjustments	9,865	(17,596)		(5,141)
Total adjustments	kr 101,926	kr 25,379	[1]	kr 57,685	[1]

[1]	See note 1 to the consolidated financial statements.